1875 K Street, N.W.

Washington, DC 20006-1238

Tel: 202 303 1000

Fax: 202 303 2000

October 18, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares, Inc. (the “Company”)

(Securities Act File No. 33-97598

Investment Company Act File No. 811-09102)

Post-Effective Amendment No. 500

Ladies and Gentlemen:

On behalf of the Company, we hereby transmit for filing under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 500 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment relates to iShares MSCI Turkey ETF (the “Fund”), a series of the Company.

The Amendment is being filed to reflect a change in the Fund’s underlying index as stated in the table below, to reflect the corresponding changes to the Fund’s principal investment strategies and principal risks made to track the underlying index, which took effect on or around May 29, 2019, and to make such other non-material changes as the Company deems appropriate. The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act, and it will become effective 60 days after filing.

Prior Underlying Index	Current Underlying Index
MSCI Turkey Investable Market Index	MSCI Turkey IMI 25/50 Index

The disclosures in the summary section of the Prospectus other than those entitled “Principal Investment Strategies” and “Summary of Principal Risks,” and in the statutory section of the Prospectus other than those entitled “More Information About the Fund,” “A Further Discussion of Principal Risks” and “Supplemental Information,” are substantially similar to those sections in the Fund’s Prospectus dated December 28, 2018, and to those of other funds managed by iShares that have been reviewed by the Staff. Likewise, the disclosures in the Fund’s Statement of Additional Information (“SAI”) are substantially similar to the SAIs of other iShares funds, except for changes to the sections captioned “Investment Strategies and Risks” and “The MSCI Indexes” to reflect the changes to the Fund’s policies and risk factors.

With respect to changes in the “Investment Strategies and Risk” section, the Company highlights

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    SAN FRANCISCO    PARIS    LONDON    FRANKFURT    BRUSSELS    MILAN    ROME

October 18, 2019

for the Staff the deletion of disclosure under “Borrowing,” which previously stated that “under normal market conditions, any borrowing by a Fund will not exceed 10% of the Fund’s net assets; however, each Fund generally does not intend to borrow money.” Substantially similar disclosure was also deleted in the “Investment Policies” section of the SAI. These changes are the result of the Company’s requested template relief under Rule 485(b)(1)(vii) under the Securities Act to changes in the non-fundamental borrowing polices for each series of the Company. The relief request was granted on July 8, 2019, by Ms. Samantha Brutlag of the Division of Investment Management.

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Company, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Michael Gung

Nicole Hwang

George Rafal

James Hahn

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).